Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Allowances for doubtful debts on accounts receivable current	¥ 4,648		¥ 3,684
Loans receivable, net	376,662		218,366
Prepayments and other current assets, net	2,772		4,692
Accounts payable	37,750	$ 5,398	31,227
Prepaid for freight listing fees and other service fees	637,489	91,160	571,185
Income tax payable	421,707	60,303	336,220
Other tax payable	479,286	68,537	898,396
Accrued expenses and other current liabilities	1,211,279	173,211	1,141,758
Deferred tax liabilities	185,578	26,537	95,570
Current operating lease liabilities	33,847	4,840	41,204
Non-current operating lease liabilities	1,485	212	23,928
Other non-current liabilities	¥ 12,328	$ 1,763	¥ 12,414
Common Class A [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001
Common stock, shares authorized | shares	40,000,000,000	40,000,000,000	40,000,000,000
Common stock, shares, issued | shares	18,686,362,705	18,686,362,705	18,637,888,832
Common stock, shares, outstanding | shares	18,686,362,705	18,686,362,705	18,637,888,832
Common Class B [Member]
Common stock par or stated value per share | $ / shares		$ 0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares, issued | shares	2,100,682,281	2,100,682,281	2,131,865,628
Common stock, shares, outstanding | shares	2,100,682,281	2,100,682,281	2,131,865,628
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable	¥ 15,368		¥ 11,086
Prepaid for freight listing fees and other service fees	515,731		479,476
Income tax payable	100,211		4,991
Other tax payable	433,931		862,150
Accrued expenses and other current liabilities	631,547		638,045
Deferred tax liabilities	21,967		17,308
Current operating lease liabilities	25,677		37,569
Non-current operating lease liabilities	567		22,497
Other non-current liabilities	¥ 12,328		¥ 12,414